CONSOLIDATED STATEMENT OF FINANCIAL POSITION - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	¥ 12,659,622	¥ 8,982,404
Trade accounts and other receivables	3,795,986	3,679,722
Receivables related to financial services	13,478,474	11,453,249
Other financial assets	3,982,445	6,935,759
Inventories	5,134,996	4,598,232
Income tax receivable	235,425	216,528
Other current assets	1,520,330	1,212,783
Subtotal	40,807,277	37,078,676
Assets held for sale	2,016,804	0
Total current assets	42,824,081	37,078,676
Non-current assets
Investments accounted for using the equity method	5,342,548	5,798,051
Receivables related to financial services	25,488,182	22,171,786
Other financial assets	11,135,799	9,882,841
Property, plant and equipment
Land	1,351,625	1,428,122
Buildings	6,284,907	6,170,063
Machinery and equipment	17,509,377	16,621,243
Vehicles and equipment on operating leases	9,705,647	8,051,945
Construction in progress	1,719,808	1,596,145
Total property, plant and equipment, at cost	36,571,364	33,867,518
Less - Accumulated depreciation and impairment losses	(19,504,000)	(18,533,826)
Total property, plant and equipment, net	17,067,365	15,333,693
Right of use assets	901,232	583,068
Intangible assets	1,392,755	1,363,266
Deferred tax assets	555,596	517,869
Other non-current assets	814,773	872,101
Total non-current assets	62,698,250	56,522,674
Total assets	105,522,331	93,601,350
Current liabilities
Trade accounts and other payables	5,856,945	5,527,347
Short-term and current portion of long-term debt	17,581,104	15,829,516
Accrued expenses	2,112,571	1,827,933
Other financial liabilities	2,384,008	1,869,117
Income taxes payable	711,675	505,500
Liabilities for quality assurance	2,097,943	1,965,748
Provisions	431,191	413,352
Other current liabilities	1,735,034	1,495,707
Subtotal	32,910,472	29,434,220
Liabilities directly associated with assets held for sale	694,547	0
Total current liabilities	33,605,019	29,434,220
Non-current liabilities
Long-term debt	25,624,365	22,963,363
Other financial liabilities	1,157,413	435,594
Retirement benefit liabilities	1,022,483	1,019,568
Deferred tax liabilities	1,584,505	1,659,433
Provisions	498,463	301,103
Other non-current liabilities	1,010,015	909,156
Total non-current liabilities	30,897,244	27,288,217
Total liabilities	64,502,263	56,722,437
Shareholders' equity
Common stock	397,050	397,050
Additional paid-in capital	456,742	492,368
Retained earnings	38,709,858	35,841,218
Other components of equity	4,544,019	3,610,133
Other comprehensive income associated with assets held for sale	266,596	0
Treasury stock	(4,455,410)	(4,415,943)
Total Toyota Motor Corporation shareholders' equity	39,918,854	35,924,826
Non-controlling interests	1,101,214	954,088
Total shareholders' equity	41,020,068	36,878,913
Total liabilities and shareholders' equity	¥ 105,522,331	¥ 93,601,350